Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000004836 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004836 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000004836 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004836 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004836 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004836 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004836 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004836 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004836 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004836 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000004836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000004836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004836 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004836 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004836 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004835 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004835 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004835 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004835 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004835 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004835 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004835 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004835 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004835 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004835 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000004835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000004835 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004835 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004835 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004834 | VanEck Junior Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004834 | State Street SPDR S&P Biotech ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004834 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004834 | Esab Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004834 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004834 | STERIS Plc
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004834 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004834 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004834 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004834 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004834 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000004834 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004834 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000004834 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000004834 | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004834 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004834 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004834 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004834 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004834 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257451 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000257451 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000257451 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000257451 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000257451 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257451 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257451 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257451 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257451 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257451 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257451 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000257451 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000257451 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000257451 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000257451 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000257451 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000257451 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000257451 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000257451 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221944 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000221944 | iShares JP Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221944 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221944 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221944 | Barclays Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221944 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221944 | Ajax Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221944 | Invesco Preferred ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221944 | Countrywide Alternative Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221944 | Velocity Commercial Capital Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221944 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221944 | U.S. Government Agencies and Securities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000221944 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221944 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000221944 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000221944 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000221944 | U.S. Government Sponsored Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221944 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004833 | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004833 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000004833 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004833 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004833 | Brixmor Operating Partnership LP
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004833 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004833 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004833 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004833 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004833 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004833 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004833 | U.S. Government Agencies and Securities
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000004833 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004833 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000248048 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000248048 | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248048 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248048 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | Duke Energy Progress LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | Metropolitan Life Global Funding I
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248048 | U.S. Government Agencies and Securities
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000248048 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000248048 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000004838 | State of Washington School Improvements GO, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004838 | Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004838 | New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004838 | State of Connecticut Public Improvements GO, Series C
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004838 | State of Maryland School Improvements GO, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004838 | Idaho State Building Authority School Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004838 | Metro Recreational Facilities Improvements GO
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004838 | Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004838 | Texas State University System University & College Improvements Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004838 | Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004838 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004838 | Texas
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000004838 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004838 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004838 | Washington
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004838 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004838 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004838 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004838 | California
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004838 | Other States
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000206042 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206042 | California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206042 | San Francisco City & County Airport Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206042 | State of California Current Refunding GO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206042 | State of California Water Utility Improvements GO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206042 | California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206042 | County of Santa Clara GO, Series C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206042 | Los Angeles Department of Water & Power Water System Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206042 | Santa Clara Valley Water District Refunding Revenue Bonds, Series A-2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206042 | Los Rios Community College District Current Refunding GO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206042 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000206042 | California
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000206043 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206043 | Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206043 | County of Westchester NY Recreation Facilities Improvements GO, Series A
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206043 | New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206043 | New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206043 | New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206043 | Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206043 | New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206043 | Long Island Power Authority Green Bond Revenue Bonds, Series E
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206043 | New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206043 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206043 | New York
Holdings [Line Items]
Percent of Net Asset Value	92.70%